Annual Total Returns - Utilities Portfolio [BarChart] - 02.28 VIP Sector Funds Initial Combo PRO-22 - Utilities Portfolio - VIP Utilities Portfolio-Initial VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	7.40%
Annual Return 2013	21.02%
Annual Return 2014	21.77%
Annual Return 2015	(10.78%)
Annual Return 2016	14.17%
Annual Return 2017	17.88%
Annual Return 2018	8.82%
Annual Return 2019	23.18%
Annual Return 2020	(0.12%)
Annual Return 2021	17.43%